EQUITY - Dividend policy (Details)			1 Months Ended
	Dec. 31, 2024 $ / shares	Aug. 14, 2024 $ / shares	Oct. 25, 2024 $ / shares	May 30, 2024 $ / shares	May 23, 2024 $ / shares	Jan. 25, 2024 $ / shares	Oct. 26, 2023 $ / shares	Aug. 25, 2023 $ / shares	May 26, 2023 $ / shares	May 09, 2023 $ / shares	Jan. 27, 2023 $ / shares	Oct. 28, 2022 $ / shares	Aug. 26, 2022 $ / shares	Apr. 26, 2022 COP ($)
Series A
EQUITY
Retained earnings realized | $														$ 189
Interim dividend per share	$ 141	$ 32	$ 32			$ 32	$ 29	$ 29			$ 29	$ 29	$ 29
Final dividend per share				$ 30	$ 32				$ 50	$ 29
Series B
EQUITY
Retained earnings realized | $														$ 207.9
Interim dividend per share	$ 155.1	$ 35.2	$ 35.2			$ 35.2	$ 31.9	$ 31.9			$ 31.9	$ 31.9	$ 31.9
Final dividend per share				$ 33	$ 35.2				$ 55	$ 31.9